Deposits, Receivables and Other Investments (Details 2) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Deposits, Receivables and Other Investments [Abstract]
Available for sale financial assets	₪ 1,596		₪ 1,596
Vendor loan (see Note 19 a)	36,111		33,221
Long term deposit (See Note 11c)	4,479
Other			57
Deposits and other long-term balances	₪ 42,185	$ 11,255	₪ 34,874